NOTE 4 – INVENTORIES, NET (Tables)		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories

	As of December 31,
	2025	2024
Inventories:
Raw materials and work-in-progress	$984,357	$—
Finished goods	961,846	—
Gross inventories	1,946,203	—
Inventory valuation reserves	—	—
Inventories, net	$1,946,203	$—

	As of June 30, 2026	As of December 31, 2025
Inventories:
Finished goods	1,045,684	961,846
Raw materials and work-in-progress	$28,904	$984,357
Inventories	$1,074,588	$1,946,203